Subsequent Events (Details) (Subsequent Event [Member], USD $)	0 Months Ended			0 Months Ended
	Apr. 15, 2014	Apr. 07, 2014	Mar. 28, 2014	Apr. 14, 2014 Separation Agreement [Member]
Subsequent Event [Line Items]
Payment to employer loan, description				$175,000 to be paid in equal increments of $3,365.39 on each of May 2, 2014, May 16, 2014, May 30, 2014, June 14, 2014 and June 27, 2014 and thereafter equal increments of $7,532.05 with the last payment date being April 17, 2015
Accrued and unpaid base salary bonus, description				$23,557.70 in accrued and unpaid base salary, bonus and vacation earned through April 11, 2014 payable in equal installments of $1,121.80 beginning on July 11, 2014
Accrued Salary				$ 6,730,770
Letter received from Mr. Boyers counsel			421,062.53
Additional letter received from Mr. Boyers counsel		$ 13,370.21
Employment termination agreement, description	On April 15, 2014, the Company notified Joseph Brophy, its senior vice president of operations, that the Company was terminating his employment with the Company as well as that certain letter agreement, dated December 5, 2012, both effective April 25, 2014.